Derivative instruments and hedging activities - Schedule of derivatives used for trading and non-trading purposes (Detail) - Derivatives used for trading and non-trading purposes [Member] - JPY (¥)
¥ in Billions
		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ (13)	¥ 455	¥ 639
Equity contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(2)	(194)	88
Interest rate contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	(189)	468	76
Credit contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	27	12	45
Foreign exchange contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	140	142	434
Other contracts [Member]
Derivative [Line Items]
Gains (losses) on derivatives used for trading and non-trading purposes	[1]	¥ 11	¥ 27	¥ (4)

[1]	Includes net gains (losses) on derivatives used for non-trading purposes which are not designated as fair value or net investment hedges. For the year ended March 31, 2023, 2024 and 2025, net gains (losses) for these non-trading derivatives were not significant.